Convertible Debenture (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 25, 2025	Jun. 30, 2025	Jun. 30, 2024	Aug. 31, 2025	Dec. 31, 2024	Dec. 30, 2024	Jun. 01, 2022
Convertible Debenture [Line Items]
Aggregate principal amount (in Dollars)	$ 4,200
Percentage of purchase price	95.00%
Annual rate		9.00%
Percentage of volume weighted average price		20.00%
Ordinary shares (in Shares)		534,605			515,640
Investors divided percentage		130.00%
Warrants exercisable term		5 years
Debentures (in Dollars)		$ 28
Bottom of range [Member]
Convertible Debenture [Line Items]
Annual rate		8.00%
Percentage of volume weighted average price		110.00%
Top of range [Member]
Convertible Debenture [Line Items]
Annual rate		18.00%
Percentage of volume weighted average price		95.00%
Warrants [Member]
Convertible Debenture [Line Items]
Ordinary shares (in Shares)		172,174
Ordinary shares [member]
Convertible Debenture [Line Items]
Ordinary shares (in Shares)		16,000,000		1,028,598		1,541,096	1
Price per share (in Dollars per share)		$ 11.6172